Note 11 - Accrued Liabilities (Details) - Accrued Liabilities - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Accrued Liabilities [Abstract]
Accrued compensation and benefits	$ 10,700	$ 9,017
Accrued professional fees	1,211	1,137
Other accrued liabilities	4,933	6,541
	$ 16,844	$ 16,695